Derivative Financial Instruments - Derivatives Not Designated as Hedging Instruments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Effect of derivatives not designated as hedging instruments on the consolidated statements of operations
Amount of gain (loss) recognized in net income on derivatives	$ 3,729.3	$ (33.5)	$ 9.1
Interest rate contracts
Effect of derivatives not designated as hedging instruments on the consolidated statements of operations
Amount of gain (loss) recognized in net income on derivatives	(317.7)	(33.8)	342.7
Foreign exchange contracts
Effect of derivatives not designated as hedging instruments on the consolidated statements of operations
Amount of gain (loss) recognized in net income on derivatives	1.4	(4.7)	7.7
Equity contracts
Effect of derivatives not designated as hedging instruments on the consolidated statements of operations
Amount of gain (loss) recognized in net income on derivatives	20.7	(81.1)	(95.8)
Credit contracts
Effect of derivatives not designated as hedging instruments on the consolidated statements of operations
Amount of gain (loss) recognized in net income on derivatives	0.1	0.1	1.8
Other contracts
Effect of derivatives not designated as hedging instruments on the consolidated statements of operations
Amount of gain (loss) recognized in net income on derivatives	$ 4,024.8	$ 86.0	$ (247.3)